Notes on the Consolidated Balance Sheets - Shareholders' Equity (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Equity	€ 16,534		€ 19,409	€ 21,076	€ 19,477
Number of shares outstanding	1,303,037
Subscribed capital
Disclosure of classes of share capital [line items]
Equity	€ 1,317	€ 1,317	1,317	1,317	1,317
Other capital reserves
Disclosure of classes of share capital [line items]
Equity	49,755		49,383	49,041	48,901
Treasury share reserves
Disclosure of classes of share capital [line items]
Equity	€ (14)		€ (18)	€ (22)	€ (24)
Number of shares in entity held by entity or by its subsidiaries or associates	13,830		18,070